Loss per share - Summary of Weighted Average Number of Ordinary Shares (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Net loss	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Weighted average number of ordinary shares	168,971,679	95,060,429	166,365,628	94,254,557	110,119,135	82,571,828	71,891,372
Basic and diluted loss per share					$ (2.06)	$ (0.11)	$ (0.06)